Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-PTC

Commercial Mortgage Pass-Through Certificates, Series 2018-PTC

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

20 April 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-PTC Commercial Mortgage Pass-Through Certificates, Series 2018-PTC (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-PTC securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 April 2018

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-PTC (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of a promissory note issued by ACP Peachtree Center LLC, ACP Marquis I LLC and ACP Marquis II LLC (collectively, the “Borrowers”), evidencing a floating-rate loan (the “Trust Loan”),
c.	The Borrowers also issued one additional promissory note (the “Future Advance Note”), which evidences the amount of future advances (the “Future Advance Component,” together with the Trust Loan, the “Mortgage Loan”) that may be made by the future advance lender up to the maximum principal amount stated in the Future Advance Note,
d.	The Future Advance Component, if and when made, will be pari passu in right of payment with the Trust Loan and will not be an asset of the Issuing Entity,
e.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgage or deed of trust liens on the Borrowers’ fee simple and/or leasehold interests in seven office and retail properties (collectively, the “Properties”) located in Atlanta, Georgia and
f.	The Mortgage Loan has a related floating-rate mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

The Depositor informed us that as of the Reference Date (as defined in Item 1. of Attachment A), the outstanding balance of the Future Advance Component will be $0. For the avoidance of doubt:

a.	All references and recalculations related to the Trust Loan that are described in this report are based on the Trust Loan and do not include the Future Advance Component,
b.	All references and recalculations related to the Future Advance Component that are described in this report are based on the maximum principal amount of the Future Advance Component and
c.	All references and recalculations related to the Mortgage Loan that are described in this report are based on the Trust Loan and the maximum principal amount of the Future Advance Component.

For the purpose of the procedures described in this report:

a.	The Trust Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Trust Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”) and
b.	The Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Committed Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Committed Total Debt associated with each Property”).

Attachment A Page 2 of 13

Procedures performed and our associated findings

1.             The Depositor provided us with:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Properties, Trust Loan, Future Advance Component, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Trust Loan, Total Debt associated with each Property, Committed Total Debt associated with the Mortgage Loan and Committed Total Debt associated with each Property as of 9 May 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Properties, Trust Loan, Future Advance Component, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Trust Loan, Total Debt associated with each Property, Committed Total Debt associated with the Mortgage Loan and Committed Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 3 of 13

Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

4.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Extended Maturity Date

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions) and
ii.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Mezzanine Loan Initial Maturity Date and
c.	Mezzanine Loan Extended Maturity Date

of the Mezzanine Loan, all as shown on the Final Data File, we recalculated the:

i.	Original Mezz Loan Term (Excluding Extensions) and
ii.	Original Mezz Loan Term (Including Extensions)

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extensions) and
c.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity (Excluding Extensions) and
ii.	Remaining Mortgage Loan Term to Maturity (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning,
b.	Original Mezz Loan Term (Excluding Extensions) and
c.	Original Mezz Loan Term (Including Extensions)

of the Mezzanine Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mezz Loan Term to Maturity (Excluding Extensions) and
ii.	Remaining Mezz Loan Term to Maturity (Including Extensions)

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 13

8.	Using the:
a.	Original Trust Loan Balance and
b.	Original Future Advance

of the Trust Loan, Future Advance Component and each Property, as applicable, all as shown on the Final Data File, we recalculated the “Original Committed Mortgage Loan Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	The mortgage loan agreement and mezzanine loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Remaining Mortgage Loan Amortization Term (Excluding Extensions),
iii.	Remaining Mortgage Loan Amortization Term (Including Extensions),
iv.	Original Mezz Loan Amortization Term (Excluding Extensions),
v.	Remaining Mezz Loan Amortization Term (Excluding Extensions) and
vi.	Remaining Mezz Loan Amortization Term (Including Extensions),
b.	Use the “Original Mortgage Loan Term (Excluding Extensions)” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period,”
c.	Use the “Original Mezz Loan Term (Excluding Extensions)” of the Mezzanine Loan, as shown on the Final Data File, for the “Mezz Loan IO Period,”
d.	Use the “Original Committed Mortgage Loan Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Committed Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Committed Mortgage Loan Balance”),
e.	Use the “Original Trust Loan Balance” of the Trust Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Trust Loan and each Property as of the Reference Date (the “Cut-off Date Trust Loan Balance”) and
ii.	Principal balance of the Trust Loan and each Property as of the “Initial Maturity Date” of the Trust Loan (the “Maturity Date Trust Loan Balance”),
f.	Use the “Original Future Advance” of the Future Advance Component and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Future Advance Component and each Property as of the Reference Date (the “Cut-off Date Future Advance”) and
ii.	Principal balance of the Future Advance Component and each Property as of the “Initial Maturity Date” of the Future Advance Component (the “Maturity Date Future Advance”) and

Attachment A Page 5 of 13

10. (continued)

g.	Use the “Original Mezzanine Loan Balance” of the Mezzanine Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Cut-off Date Mezzanine Loan Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Mezzanine Loan Initial Maturity Date” of the Mezzanine Loan (the “Maturity Date Mezzanine Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Trust Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Cut-off Date Trust Loan Balance,
d.	Cut-off Date Mezzanine Loan Balance,
e.	Maturity Date Trust Loan Balance and
f.	Maturity Date Mezzanine Loan Balance

of the Trust Loan, Mezzanine Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Total Debt Balance,
ii.	Cut-off Date Total Debt Balance and
iii.	Maturity Date Total Debt Balance

of the Total Debt associated with the Trust Loan and Total Debt associated with each Property. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Original Committed Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Cut-off Date Committed Mortgage Loan Balance,
d.	Cut-off Date Mezzanine Loan Balance,
e.	Maturity Date Committed Mortgage Loan Balance and
f.	Maturity Date Mezzanine Loan Balance

of the Mortgage Loan, Mezzanine Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Committed Total Debt Balance,
ii.	Cut-off Date Committed Total Debt Balance and
iii.	Maturity Date Committed Total Debt Balance

of the Committed Total Debt associated with the Mortgage Loan and Committed Total Debt associated with each Property. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 13

12.	Using the:
a.	Original Trust Loan Balance,
b.	Original Future Advance,
c.	Trust Loan Margin and
d.	Future Advance Margin

of the Trust Loan and Future Advance Component, as applicable, all as shown on the Final Data File, we recalculated the “Committed Mortgage Loan Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Original Trust Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Trust Loan Margin and
d.	Mezzanine Loan Margin

of the Trust Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Margin” of the Total Debt associated with the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Original Committed Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Committed Mortgage Loan Margin and
d.	Mezzanine Loan Margin

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Committed Total Debt Margin” of the Committed Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 13

15.	Using the:
a.	Trust Loan Margin,
b.	Future Advance Margin,
c.	Committed Mortgage Loan Margin,
d.	Mezzanine Loan Margin,
e.	Total Debt Margin,
f.	Committed Total Debt Margin,
g.	LIBOR Floor and
h.	LIBOR Rounding Methodology

of the Trust Loan, Future Advance Component, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Trust Loan and Committed Total Debt Associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 1.90000% that was provided by the Depositor, we recalculated the:

i.	Trust Loan Interest Rate (At Assumed LIBOR),
ii.	Future Advance Interest Rate (At Assumed LIBOR),
iii.	Committed Mortgage Loan Interest Rate (At Assumed LIBOR),
iv.	Mezzanine Loan Interest Rate (At Assumed LIBOR),
v.	Total Debt Interest Rate (At Assumed LIBOR) and
vi.	Committed Total Debt Interest Rate (At Assumed LIBOR)

of the Trust Loan, Future Advance Component, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Trust Loan and Committed Total Debt Associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Trust Loan Margin,
b.	Future Advance Margin,
c.	Committed Mortgage Loan Margin,
d.	Mezzanine Loan Margin,
e.	Total Debt Margin,
f.	Committed Total Debt Margin and
g.	LIBOR Cap

of the Trust Loan, Future Advance Component, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Trust Loan and Committed Total Debt Associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Trust Loan Interest Rate (At LIBOR Cap),
ii.	Future Advance Interest Rate (At LIBOR Cap),
iii.	Committed Mortgage Loan Interest Rate (At LIBOR Cap),
iv.	Mezzanine Loan Interest Rate (At LIBOR Cap),
v.	Total Debt Interest Rate (At LIBOR Cap) and
vi.	Committed Total Debt Interest Rate (At LIBOR Cap)

of the Trust Loan, Future Advance Component, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Trust Loan and Committed Total Debt Associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 13

17.	Using the:
a.	Original Trust Loan Balance,
b.	Trust Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis

of the Trust Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 18., we recalculated the:

i.	Annual Trust Loan Debt Service and
ii.	Monthly Trust Loan Debt Service

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Trust Loan Debt Service” of the Trust Loan as the product of:

a.	The “Original Trust Loan Balance,” as shown on the Final Data File,
b.	The “Trust Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Trust Loan Debt Service” of the Trust Loan as 1/12th of the “Annual Trust Loan Debt Service.”

18.	Using the:
a.	Original Future Advance,
b.	Future Advance Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis

of the Future Advance Component, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 19., we recalculated the:

i.	Annual Future Advance Debt Service and
ii.	Monthly Future Advance Debt Service

of the Future Advance Component. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Future Advance Debt Service” of the Future Advance Component as the product of:

a.	The “Original Future Advance,” as shown on the Final Data File,
b.	The “Future Advance Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Future Advance Debt Service” of the Future Advance Component as 1/12th of the “Annual Future Advance Debt Service.”

Attachment A Page 9 of 13

19.	Using the:
a.	Original Committed Mortgage Loan Balance,
b.	Committed Mortgage Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 20., we recalculated the:

i.	Annual Committed Mortgage Loan Debt Service and
ii.	Monthly Committed Mortgage Loan Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Committed Mortgage Loan Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Committed Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Committed Mortgage Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Committed Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the “Annual Committed Mortgage Loan Debt Service.”

20.	Using the:
a.	Original Mezzanine Loan Balance,
b.	Mezzanine Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis

of the Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 21., we recalculated the:

i.	Annual Mezzanine Loan Debt Service and
ii.	Monthly Mezzanine Loan Debt Service

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Loan Debt Service” of the Mezzanine Loan as the product of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine Loan Debt Service” of the Mezzanine Loan as 1/12th of the “Annual Mezzanine Loan Debt Service.”

Attachment A Page 10 of 13

21.	Using the:
a.	Annual Trust Loan Debt Service,
b.	Monthly Trust Loan Debt Service,
c.	Annual Mezzanine Loan Debt Service and
d.	Monthly Mezzanine Loan Debt Service

of the Trust Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Annual Total Debt Debt Service and
ii.	Monthly Total Debt Debt Service

of the Total Debt associated with the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	Annual Committed Mortgage Loan Debt Service,
b.	Monthly Committed Mortgage Loan Debt Service,
c.	Annual Mezzanine Loan Debt Service and
d.	Monthly Mezzanine Loan Debt Service

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Annual Committed Total Debt Debt Service and
ii.	Monthly Committed Total Debt Debt Service

of the Committed Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:
a.	TTM NOI,
b.	Underwritten NOI,
c.	Underwritten Net Cash Flow,
d.	Cut-off Date Trust Loan Balance,
e.	Cut-off Date Future Advance,
f.	Cut-off Date Committed Mortgage Loan Balance,
g.	Cut-off Date Mezzanine Loan Balance,
h.	Cut-off Date Total Debt Balance,
i.	Cut-off Date Committed Total Debt Balance,
j.	Annual Trust Loan Debt Service,
k.	Annual Committed Mortgage Loan Debt Service,
l.	Annual Total Debt Debt Service,
m.	Annual Committed Total Debt Debt Service,
n.	As-Is Appraised Value and
o.	Units

of the Trust Loan, Future Advance Component, Mortgage Loan, Mezzanine Loan, each Property, Total Debt associated with the Trust Loan and Committed Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

Attachment A Page 11 of 13

24. (continued)

i.	Trust Loan LTV,
ii.	Committed Mortgage Loan LTV,
iii.	Total Debt LTV,
iv.	Committed Total Debt LTV,
v.	Trust Loan TTM NOI DY,
vi.	Trust Loan Underwritten NOI DY,
vii.	Trust Loan Underwritten NCF DY,
viii.	Committed Mortgage Loan TTM NOI DY,
ix.	Committed Mortgage Loan Underwritten NOI DY,
x.	Committed Mortgage Loan Underwritten NCF DY,
xi.	Total Debt TTM NOI DY,
xii.	Total Debt Underwritten NOI DY,
xiii.	Total Debt Underwritten NCF DY,
xiv.	Committed Total Debt TTM NOI DY,
xv.	Committed Total Debt Underwritten NOI DY,
xvi.	Committed Total Debt Underwritten NCF DY,
xvii.	Trust Loan TTM NOI DSCR,
xviii.	Trust Loan Underwritten NOI DSCR,
xix.	Trust Loan Underwritten NCF DSCR,
xx.	Committed Mortgage Loan TTM NOI DSCR,
xxi.	Committed Mortgage Loan Underwritten NOI DSCR,
xxii.	Committed Mortgage Loan Underwritten NCF DSCR,
xxiii.	Total Debt TTM NOI DSCR,
xxiv.	Total Debt Underwritten NOI DSCR,
xxv.	Total Debt Underwritten NCF DSCR,
xxvi.	Committed Total Debt TTM NOI DSCR,
xxvii.	Committed Total Debt Underwritten NOI DSCR,
xxviii.	Committed Total Debt Underwritten NCF DSCR,
xxix.	Cut-off Date Trust Loan Balance Per SF,
xxx.	Cut-off Date Future Advance Per SF,
xxxi.	Cut-off Date Committed Mortgage Loan Per SF,
xxxii.	Cut-off Date Mezzanine Loan Per SF,
xxxiii.	Cut-off Date Total Debt Per SF and
xxxiv.	Cut-off Date Committed Total Debt Per SF

of the Trust Loan, Future Advance Component, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Trust Loan, Committed Total Debt associated with the Mortgage Loan and, with respect to items xxix. through xxxiv. above, of each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 12 of 13

24. (continued)

For each Property, the Depositor instructed us to use the value for each characteristic listed in i. through xxviii. above for the Trust Loan, Mortgage Loan, Total Debt associated with the Trust Loan and Committed Total Debt associated with the Mortgage Loan, as applicable, as the corresponding value for each characteristic listed in i. through xxviii. above for each Property.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through xvi. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in xvii. through xxviii. above to two decimal places.

24.	Using the “Cut-off Date Trust Loan Balance” of the Trust Loan and each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-off Date Trust Loan Balance” of the Trust Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

25.	Using the “Units” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “Percent of SF” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

26.	Using the:
a.	Units,
b.	SF1,
c.	SF2,
d.	SF3,
e.	SF4 and
f.	SF5

of each Property, all as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 13

27.	Using the:
a.	Master Servicer and
b.	Primary Servicer

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

28.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC Fee

of the Trust Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

29.	Using the:
a.	Total Admin Fee and
b.	Trust Loan Margin

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan, Trust Loan, Future Advance Component and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	13 April 2018

Mezzanine Loan Agreement	13 April 2018

Allocated Trust Loan, Future Advance Component and Mezzanine Loan Amount Schedule	Not Dated

Cash Management Agreement	13 April 2018

Clearing Account Agreement	13 April 2018

Draft Mortgage Interest Rate Cap Agreement (see Note 1)	13 April 2018

Draft Mezzanine Interest Rate Cap Agreement (see Note 1)	13 April 2018

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Settlement Statement	13 April 2018

Monthly Tax Escrow Support Document	Not Dated

Guaranty Agreement	13 April 2018

Environmental Indemnity Agreement	13 April 2018

Non-Consolidation Opinion	13 April 2018

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Engineering Reports	Various

Phase I Environmental Reports	20 December 2017

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

USPS Internet Site (www.usps.gov)	Not Applicable

Underwriter’s Summary Report	20 April 2018

Underwritten Rent Roll	1 February 2018

Historical CapEx Reports	Not Dated

Pro Forma Title Policies	Various

Ground Lease Agreements	Various

Ground Lease Abstracts	Various

Management Agreements	Various

Insurance Review Document	9 April 2018

Lease Agreements	Various

Lease Estoppels	Various

Note:

1.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft mortgage interest rate cap agreement and draft mezzanine interest rate cap agreement Source Documents provided by the Depositor on 18 April 2018 as fully executed, which are respectively referred to as the “Mortgage Interest Rate Cap Agreement” and “Mezzanine Interest Rate Cap Agreement.”

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)
Street Address (see Note 1)	Appraisal Report or USPS Internet Site
City (see Note 1)	Appraisal Report
State / Province (see Note 1)	Appraisal Report
Zip Code	Appraisal Report or USPS Internet Site
Property Type	Appraisal Report
Property Sub Type	Appraisal Report
Class (see Note 2)	Appraisal Report
Year Built	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Occupancy %	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document
As-Is Appraised Value (see Note 3)	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Appraisal Firm	Appraisal Report
Date of Appraisal (Valuation Date) (see Note 3)	Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report

Exhibit 2 to Attachment A Page 2 of 8

Major Tenant Information: (see Note 4)

Characteristic	Source Document

Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Expiration Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Expiration Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Expiration Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Expiration Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Expiration Date 5 (see Note 5)	Underwritten Rent Roll

Underwriting Information: (see Note 6)

Characteristic	Source Document

2015 Revenues	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 Revenues	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2017 Revenues	Underwriter’s Summary Report
2017 Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
TTM Revenues	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
TTM As Of	Underwriter’s Summary Report
Underwritten Gross Potential Rent	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expense Total	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserves	Underwriter’s Summary Report
Underwritten TI and LC	Underwriter’s Summary Report
Underwritten Net Cash Flow	Underwriter’s Summary Report
Underwritten Occupancy Total Percent	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 8

Reserve and Escrow Information:

Characteristic	Source Document(s)
Initial Tax Reserve	Settlement Statement
Monthly Tax Reserve	Monthly Tax Escrow Support Document
Initial Insurance Reserve	Settlement Statement
Monthly Insurance Reserve	Mortgage Loan Agreement
Initial Replacement Reserves	Settlement Statement
Monthly Replacement Reserves	Mortgage Loan Agreement
Initial Rollover Reserve	Settlement Statement
Monthly Rollover Reserve	Mortgage Loan Agreement
Rollover Reserve Cap	Mortgage Loan Agreement
Initial Free Rent Reserve	Settlement Statement
Monthly Free Rent Reserve	Mortgage Loan Agreement
Initial Ground Lease Reserve	Mortgage Loan Agreement
Monthly Ground Lease Reserve	Settlement Statement
Monthly Ground Lease Reserve Cap	Mortgage Loan Agreement
Other Reserve Type	Mortgage Loan Agreement and Settlement Statement
Other Reserve Initial Deposit	Mortgage Loan Agreement and Settlement Statement
Other Reserve Monthly Deposit	Mortgage Loan Agreement
Other Reserve Cap	Mortgage Loan Agreement

Mortgage Loan, Trust Loan, Future Advance Component and Mezzanine Loan Information: (see Note 7)

Characteristic	Source Document(s)
Borrower Entities	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Original Trust Loan Balance	Allocated Trust Loan, Future Advance Component and Mezzanine Loan Amount Schedule
Original Future Advance	Allocated Trust Loan, Future Advance Component and Mezzanine Loan Amount Schedule
Original Mezzanine Loan Balance	Allocated Trust Loan, Future Advance Component and Mezzanine Loan Amount Schedule
Origination Date (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Extended Maturity Date	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 8

Mortgage Loan, Trust Loan, Future Advance Component and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)
Mezzanine Loan Initial Maturity Date	Mezzanine Loan Agreement
Mezzanine Loan Extended Maturity Date	Mezzanine Loan Agreement
Payment Date (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Description (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Test Description	Mortgage Loan Agreement
Extension Spread Increase (Yes/No) (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Extension Spread Increase (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Second Extension Spread Increase (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Third Extension Spread Increase (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Default (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Default (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 8

Mortgage Loan, Trust Loan, Future Advance Component and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)
LIBOR Cap (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap after Extension (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Expiration Date	Mortgage Interest Rate Cap Agreement
LIBOR Cap Provider	Mortgage Interest Rate Cap Agreement
LIBOR Cap Provider Rating	Bloomberg Screenshot for LIBOR Cap Provider Rating
Rate Type (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Trust Loan Margin	Mortgage Loan Agreement
Future Advance Margin	Mortgage Loan Agreement
Mezzanine Loan Margin	Mezzanine Loan Agreement
Prepayment String	Mortgage Loan Agreement
Mezzanine Prepayment String	Mezzanine Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Lockbox (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 9)	Mortgage Loan Agreement
Cash Management (see Note 10)	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Additional Debt Permitted	Mortgage Loan Agreement
Ownership Interest (see Note 11)	Pro Forma Title Policy
Ground Lease? (Y/N)	Ground Lease Agreement or Ground Lease Abstract
Ground Lease Expiration Date	Ground Lease Agreement or Ground Lease Abstract
Ground Lease Extension Terms	Ground Lease Agreement or Ground Lease Abstract
Annual Ground Lease Payment	Ground Lease Agreement or Ground Lease Abstract
Ground Lease Escalation Terms	Ground Lease Agreement or Ground Lease Abstract

Exhibit 2 to Attachment A Page 6 of 8

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State / Province

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	The Depositor instructed us to perform procedures on the “Class” characteristic only for Properties with “Office” for the “Property Type” characteristic on the Preliminary Data File. For each Property for which the “Property Type” characteristic is not “Office” on the Preliminary Data File, the Depositor instructed us to use “NAP” for the “Class” characteristic.

3.	For the Property identified on the Preliminary Data File as “The Hub” (“The Hub Property”), the related appraisal report Source Document contains:
a.	An “As Is” appraised value of $10,500,000 as of December 1, 2017 and
b.	An “As Is - Hypothetical” appraised value of $27,000,000 as of December 1, 2017.

For The Hub Property, the Depositor instructed us to:

a.	Use “$27,000,000” for the “As-Is Appraised Value” characteristic and
b.	Use “12/1/2017” for the “Date of Appraisal (Valuation Date)” characteristic.

4.	For the purpose of comparing the “Major Tenant Information” characteristics for each Property, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the underwritten rent roll Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics for each Property, the Depositor instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date, all as shown in the underwritten rent roll Source Document.

5.	For the Property identified on the Preliminary Data File as “North Tower” (the “North Tower Property”), the related underwritten rent roll Source Document does not indicate a lease expiration date for the fifth largest tenant by square footage. For the North Tower Property, the Depositor instructed us to use “MTM” for the “Tenant Lease Expiration Date 5” characteristic.

6.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

Exhibit 2 to Attachment A Page 7 of 8

Notes: (continued)

7.	For each “Mortgage Loan, Trust Loan, Future Advance Component and Mezzanine Loan Information” characteristic, except for the:
a.	Original Trust Loan Balance,
b.	Trust Loan Margin,
c.	Original Future Advance,
d.	Future Advance Margin,
e.	Original Mezzanine Loan Balance,
f.	Mezzanine Loan Initial Maturity Date,
g.	Mezzanine Loan Extended Maturity Date,
h.	Mezzanine Loan Margin and
i.	Mezzanine Prepayment String

characteristics, which each only relate to one of the Trust Loan, Future Advance Component or Mezzanine Loan, as applicable, the Depositor instructed us to:

i.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Document(s) for the Mortgage Loan, and
ii.	Use the information for each characteristic described in i. above for the Mortgage Loan, Trust Loan and Future Advance Component, as applicable.

8.	For the purpose of comparing the:
a.	Origination Date,
b.	First Payment Date,
c.	Payment Date,
d.	Extension Options,
e.	Extension Description,
f.	Extension Spread Increase (Yes/No),
g.	First Extension Spread Increase,
h.	Second Extension Spread Increase,
i.	Third Extension Spread Increase,
j.	Payment Grace Period Event of Default,
k.	Payment Grace Period Event of Late Fee,
l.	Balloon Grace Period Event of Default,
m.	Balloon Grace Period Event of Late Fee,
n.	Interest Accrual Period Start,
o.	Interest Accrual Period End,
p.	Interest Rate Adjustment Frequency,
q.	LIBOR Rounding Methodology,
r.	LIBOR Lookback Days,
s.	LIBOR Floor,
t.	LIBOR Cap,
u.	LIBOR Cap after Extension,
v.	Rate Type,
w.	Amortization Type and
x.	Accrual Basis

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

8. (continued)

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the characteristics listed in a. through x. above.

9.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document requires the Borrowers to direct the tenants to pay rents directly to a lockbox account controlled by the lender.

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if, for funds directed into a lockbox, such funds are generally not made immediately available to the Borrowers, but instead are forwarded to a cash management account maintained by the Borrowers for the benefit of the lender and such funds are disbursed according to the applicable Source Documents, with any excess remitted to the Borrowers (unless an event of default or one or more specified trigger events under the applicable Source Documents have occurred and are outstanding), generally on a daily basis.

11.	For The Hub Property, the related pro forma title policy Source Document indicates a fee simple ownership interest. For The Hub Property, the Depositor instructed us to use “Fee & Leasehold” for the “Ownership Interest” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

No.
Property No.
Property ID
Property Name
Property Count
Year Renovated
Seismic Zone
Seismic PML %
Tax Reserve Cap
Insurance Reserve Cap
Replacement Reserves Cap
Monthly Free Rent Reserve Cap
Sponsors
First Extension Fee
Second Extension Fee
Third Extension Fee
Additional Debt Type
Master Servicer
Primary Servicer
Trustee/Cert Admin
Operating Advisor Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.